Management and assessment of financial risks (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) financial_institution	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Aug. 20, 2023	Dec. 31, 2022 EUR (€)
Disclosure of credit risk exposure [line items]
Assets	€ 584,341	€ 205,228	€ 327,062
Cash and cash equivalents	€ 516,685	€ 144,221	€ 251,942		€ 26,950
Kreos & Claret financing, tranche B and C | European Central Bank base rate
Disclosure of credit risk exposure [line items]
Borrowings, adjustment to interest rate basis		7.50%		7.50%
Interest rate collar range		1.50%
Kreos & Claret financing, tranche B and C | European Central Bank base rate | Top of range
Disclosure of credit risk exposure [line items]
Borrowings, interest rate basis		4.00%		4.00%
Kreos & Claret financing, tranche B and C | European Central Bank base rate | Bottom of range
Disclosure of credit risk exposure [line items]
Borrowings, interest rate basis		2.50%		2.50%
Credit risk
Disclosure of credit risk exposure [line items]
Number of financial institutions to maintain cash | financial_institution	5
Balances with banks in excess of legally insured limit	€ 92,482
Investments in mutual funds and structured notes	437,032
United States of America, Dollars | Currency risk
Disclosure of credit risk exposure [line items]
Assets	327,222
Cash and cash equivalents	143,180
Receivables due from related parties	194,712
Liabilities	24,368
Payables to related parties	€ 22,726
Reasonably possible change in risk variable, percent	10.00%
Adverse change in exchange rate, impact on foreign exchange loss	€ 29,747
Favorable change in exchange rate, impact on foreign exchange gain	€ 36,358